Summary of significant accounting policies - impairment, royalties and useful lives (Details)	12 Months Ended
Dec. 31, 2017
Customer relationships
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	1 year
Developed technology
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Fixtures and Fittings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Fixtures and Fittings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years